Quarterly Holdings Report
for
Fidelity® Sustainable Intermediate Municipal Income Fund
October 31, 2022
SNT-NPRT3-1222
1.9904925.100
Municipal Bonds - 97.1%
	Principal Amount (a)	Value ($)
Alabama - 1.2%
Black Belt Energy Gas District Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	10,000	9,685
Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	101,002
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,000	19,691
TOTAL ALABAMA		130,378
Arizona - 2.7%
Maricopa County Unified School District #48 Scottsdale Series D, 4% 7/1/24	80,000	80,960
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/30	50,000	52,461
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	165,000	165,604
TOTAL ARIZONA		299,025
California - 7.6%
California Health Facilities Fing. Auth. Rev. Bonds Series 2019 C, 5%, tender 10/1/25 (b)	150,000	156,299
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	97,693	83,523
California Muni. Fin. Auth. Rev. Series 2018, 5% 10/1/25	15,000	15,296
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	25,000	25,290
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	15,000	15,949
Series 2022 B:
5% 7/1/31	30,000	33,605
5% 7/1/32	100,000	112,432
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	5,000	5,208
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2015 A, 5% 7/1/27	10,000	10,429
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2019 F1, 5% 8/1/23	125,000	126,753
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2017 A, 5% 7/1/23	250,000	253,168
TOTAL CALIFORNIA		837,952
Colorado - 1.2%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	9,247
Colorado Health Facilities Auth. Rev. Bonds Series 2019 A2, 5% 8/1/33	125,000	126,927
TOTAL COLORADO		136,174
Connecticut - 4.1%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	25,000	26,542
Series 2021 D, 5% 7/15/28	75,000	80,964
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 A, 2%, tender 7/1/26 (b)	35,000	32,281
Connecticut Hsg. Fin. Auth. Series 2021 D1:
5% 11/15/27	10,000	10,560
5% 11/15/28	25,000	26,553
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	123,774
Series A:
5% 9/1/26	100,000	105,855
5% 5/1/29	20,000	21,735
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	26,070
TOTAL CONNECTICUT		454,334
District Of Columbia - 0.3%
District of Columbia Univ. Rev. Series 2017:
5% 4/1/29	20,000	20,675
5% 4/1/33	10,000	10,215
TOTAL DISTRICT OF COLUMBIA		30,890
Florida - 6.1%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	31,213
Series 2020 A, 5% 7/1/33	25,000	26,578
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	200,000	198,035
Florida Hsg. Fin. Corp. Rev. Series 2020 1, 3.5% 7/1/51	85,000	82,056
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	26,652
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	60,000	63,597
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	100,000	98,012
Palm Beach County School Board Ctfs. of Prtn.:
Series 2018 A, 5% 8/1/24	20,000	20,553
Series 2021 A, 5% 8/1/38	125,000	129,022
TOTAL FLORIDA		675,718
Georgia - 4.1%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	100,000	95,442
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	10,000	10,404
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	135,000	134,151
Series 2021 A, 4%, tender 9/1/27 (b)	100,000	96,607
Series 2022 B, 5%, tender 6/1/29 (b)	15,000	14,716
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	104,072
TOTAL GEORGIA		455,392
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/27	10,000	10,723
Illinois - 3.5%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/32	100,000	95,606
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	10,000	10,407
5% 10/1/38	100,000	100,524
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	30,413
Series 2014 A, 5% 10/1/26	40,000	41,173
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	52,866
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	20,000	19,420
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/24	40,000	40,811
TOTAL ILLINOIS		391,220
Indiana - 1.3%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	100,000	96,346
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	15,858
Series A, 5% 7/1/28	25,000	26,804
TOTAL INDIANA		139,008
Iowa - 0.9%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2022 B, 5% 12/1/29 (c)	100,000	104,241
Kentucky - 1.3%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/33	5,000	4,679
4% 6/1/35	15,000	13,355
Kentucky State Property & Buildings Commission Rev.:
Series A:
5% 11/1/31	30,000	31,764
5% 11/1/33	15,000	15,665
Series B, 5% 8/1/26	75,000	78,337
TOTAL KENTUCKY		143,800
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 5% 7/1/28	10,000	10,430
Maryland - 2.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2014 A, 5% 7/1/24	150,000	153,719
Maryland Dept. of Trans. Series 2016, 4% 9/1/27	15,000	15,388
Maryland Gen. Oblig. Series A, 5% 8/1/34	15,000	16,380
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	50,000	53,438
TOTAL MARYLAND		238,925
Massachusetts - 4.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 B, 5% 7/1/26 (Pre-Refunded to 7/1/25 @ 100)	10,000	10,415
Series 2016 A, 0% 7/1/29	5,000	3,816
Series 2021 A1, 5% 7/1/35	45,000	48,598
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	100,000	102,953
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	15,808
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	21,239
Series 2015 O1, 4% 7/1/45	30,000	24,862
Series 2018 L, 5% 10/1/33	35,000	35,300
Series 2020 A:
5% 10/15/29	35,000	38,615
5% 10/15/30	20,000	22,276
Series 2021 G, 4% 7/1/46	75,000	59,617
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,636
Series 2017 D, 5% 7/1/27	25,000	26,754
Series A, 5% 7/1/31	10,000	10,477
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/32	10,000	10,932
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	54,409
TOTAL MASSACHUSETTS		501,707
Michigan - 2.0%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	5,000	5,270
Series 2018, 5% 1/1/29	25,000	26,830
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 B, 5% 7/1/29	45,000	48,236
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	10,000	9,116
Lake Orion Cmnty. School District Series 2016, 5% 5/1/25	10,000	10,386
Michigan Fin. Auth. Rev.:
Bonds Series 2019 B, 5%, tender 11/16/26 (b)(d)	10,000	10,377
Series 2016:
5% 11/15/28	15,000	15,476
5% 11/15/30	35,000	35,896
5% 11/15/34	15,000	15,150
Series 2022, 5% 12/1/32	25,000	25,450
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	9,794
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	10,000	10,686
TOTAL MICHIGAN		222,667
Minnesota - 3.8%
Anoka-Hennepin Independent School District #11 Series 2020 A, 4% 2/1/29	10,000	10,251
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/24	265,000	273,819
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	15,000	16,485
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/32	100,000	109,581
Series B, 4% 8/1/36	15,000	14,164
TOTAL MINNESOTA		424,300
Nebraska - 1.7%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	49,387
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	133,409
TOTAL NEBRASKA		182,796
New Hampshire - 1.0%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	15,000	14,531
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	5,000	5,188
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	100,000	86,573
TOTAL NEW HAMPSHIRE		106,292
New Jersey - 3.8%
New Jersey Edl. Facility Series A, 5% 7/1/36	15,000	14,969
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/33	10,000	10,302
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	101,917
Series 2021 A, 5% 6/15/33	95,000	97,195
Series 2022 A, 4% 6/15/39	30,000	26,017
Series 2022 BB, 5% 6/15/31	135,000	139,828
Series A, 0% 12/15/31	50,000	32,476
TOTAL NEW JERSEY		422,704
New York - 17.1%
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	25,000	25,352
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A, 5% 12/1/22	150,000	150,102
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2018, 5% 9/1/27	15,000	16,071
Series 2020 A, 5% 9/1/38	165,000	171,721
Series 2022 A, 5% 9/1/33	100,000	109,290
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2017 S1, 5% 7/15/28	50,000	53,356
New York Dorm. Auth. Rev.:
Series 2013 A, 5% 7/1/23	310,000	313,551
Series 2022 A, 5% 7/1/34	200,000	205,003
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24	25,000	25,592
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	20,446
5% 11/15/29	50,000	50,964
5% 11/15/31	140,000	140,456
Series 2019 C, 5% 11/15/39	70,000	67,030
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	10,000	10,486
Series 2019 D, 4% 2/15/36	15,000	14,183
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	28,741
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	80,000	83,121
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 5% 3/15/34	205,000	220,861
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	85,000	86,853
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	101,068
TOTAL NEW YORK		1,894,247
North Carolina - 1.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	26,408
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	108,269
TOTAL NORTH CAROLINA		134,677
Ohio - 2.9%
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	150,000	146,339
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	21,308
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	26,101
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	100,000	99,517
Ohio Spl. Oblig. Series 2021 A, 5% 4/1/41	20,000	21,076
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A, 5% 12/1/29	10,000	10,987
TOTAL OHIO		325,328
Oklahoma - 0.5%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/26	40,000	41,008
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	10,000	10,814
TOTAL OKLAHOMA		51,822
Oregon - 2.4%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3%, tender 5/1/23 (b)(c)	50,000	49,749
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	10,000	10,233
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	31,842
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	25,000	21,665
Union County Hosp. Facility Auth. (Grande Ronde Hosp. Proj.) Series 2022, 5% 7/1/25	150,000	152,543
TOTAL OREGON		266,032
Pennsylvania - 2.7%
Cumberland County Muni. Auth. Rev. (Dickinson Proj.) Series 2017, 5% 5/1/37	5,000	5,163
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	50,000	51,555
5% 7/15/28	35,000	36,161
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,495
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2019 B1, 3.875%, tender 1/17/23 (b)(c)	200,000	199,917
TOTAL PENNSYLVANIA		303,291
Rhode Island - 1.0%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2021 A, 5% 12/1/30 (c)	100,000	104,558
Tennessee - 0.7%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	20,000	20,478
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/28	50,000	53,855
TOTAL TENNESSEE		74,333
Texas - 5.0%
Alvin Independent School District Series 2016 A, 5% 2/15/28	25,000	26,187
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,559
Georgetown Util. Sys. Rev. Series 2022, 5% 8/15/27 (Assured Guaranty Muni. Corp. Insured)	100,000	105,724
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/26	90,000	92,408
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2020 A, 2.25%, tender 11/3/22 (b)(c)	100,000	99,996
(Waste Mgmt., Inc. Proj.) Series 2020 B, 2.95%, tender 12/1/22 (b)(c)	100,000	99,917
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,306
Series 2020 A, 5% 5/15/27	10,000	10,720
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	45,000	45,843
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	50,970
TOTAL TEXAS		552,630
Virginia - 4.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	105,000	95,706
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.) Series 2017 E, 5% 2/1/31	10,000	10,665
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	15,000	16,035
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	64,304
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	15,000	16,027
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	270,000	285,964
TOTAL VIRGINIA		488,701
Washington - 4.5%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	95,000	102,396
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	53,630
Series 2018 C, 5% 8/1/30	25,000	26,713
Series 2018 D, 5% 8/1/33	20,000	21,137
Series 2020 A, 5% 8/1/27	65,000	69,719
Series 2020 C, 5% 2/1/37	15,000	15,938
Series R-2017 A, 5% 8/1/30	10,000	10,545
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	25,987
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	45,000	46,460
Series 2017 A, 4% 7/1/37	125,000	112,714
Series 2019 A2, 5% 8/1/33	10,000	10,154
TOTAL WASHINGTON		495,393
Wisconsin - 1.2%
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 2.25%, tender 11/1/22 (b)(c)	100,000	100,001
Wisconsin Gen. Oblig. Series 2019 A, 5% 5/1/37	5,000	5,180
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/25	10,000	10,408
5% 5/1/26	20,000	21,073
TOTAL WISCONSIN		136,662
TOTAL MUNICIPAL BONDS (Cost $11,241,219)		10,746,350

Municipal Notes - 3.2%
	Principal Amount (a)	Value ($)
Delaware - 0.9%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.84% 11/1/22, VRDN (b)(c)	100,000	100,000
Florida - 0.5%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 1.85% 11/1/22, VRDN (b)(c)	50,000	50,000
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 1.89% 11/1/22, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $350,000)		350,000

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $11,591,219)	11,096,350
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(35,522)
NET ASSETS - 100.0%	11,060,828

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 1.99%	-	1,722,000	1,722,000	1,246	-	-	-	0.0%
Total	-	1,722,000	1,722,000	1,246	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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